Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss	12 Months Ended
Aug. 31, 2020
Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss [Abstract]
Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss
21. OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS
Components of other comprehensive income and the related income tax effects for 2020 are as follows:

	Amount	Incometaxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(5)	1	(4)
Adjustment for hedged items recognized in the period	(3)	1	(2)
	(8)	2	(6)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:	2	(1)	1
	(6)	1	(5)

Components of other comprehensive income and the related income tax effects for 2019 are as follows:

	Amount	Incometaxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	3	(1)	2
Adjustment for hedged items recognized in the period	(3)	1	(2)
Share of other comprehensive income of associates	(13)	-	(13)
Reclassification of accumulated loss to income related to the sale of an associate	(3)	-	(3)
	(16)	-	(16)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	(52)	13	(39)
	(68)	13	(55)

Accumulated other comprehensive loss is comprised of the following:
	2020	2019
	$	$
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(5)	1
Share of other comprehensive income of associates	-	18
Reclassification of accumulated loss to income related to the sale of an associate	-	(18)

Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:	(94)	(95)
	(99)	(94)